SHARE CAPITAL - Common Shares Issued and Outstanding (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Equity
Balance, beginning of year	$ 4,024.0	$ 4,430.9
Issued on vesting of restricted share units	0.0	0.0
Dividend reinvestment plan	0.2	0.4
Share cancellations (Note 30)	(0.1)
Equity at end of period	4,219.9	4,024.0
Share capital
Equity
Balance, beginning of year	7,636.4	7,633.7
Issued on vesting of restricted share units	3.4	2.3
Dividend reinvestment plan	0.2	0.4
Share cancellations (Note 30)	(0.1)	0.0
Equity at end of period	$ 7,639.9	$ 7,636.4
Share capital | Ordinary shares [member]
Number of shares issued [abstract]
Number of shares outstanding at beginning of period	949,342,000	948,525,000
Dividend reinvestment plan (in shares)	77,000	130,000
Cancellations of Ordinary Shares, Shares	(5,000)	0
Number of shares outstanding at end of period	950,435,000	949,342,000
Equity
Number of shares outstanding (in shares)	949,342,000	949,342,000	950,435,000
Cancellations of Ordinary Shares, Shares	(5,000)	0
Restricted Share Units (RSU)
Equity
Issued on vesting of restricted share units	$ 3.4	$ 2.3
Restricted Share Units (RSU) | Share capital
Equity
Issued on vesting of restricted share units		$ 2.3
Restricted Share Units (RSU) | Share capital | Ordinary shares [member]
Number of shares issued [abstract]
Issued on vesting of restricted share units (in shares)	1,021,000	687,000
Dividend Reinvestment Plan
Equity
Number of shares issued under dividend reinvestment program			4,638,861